Note 8 - Preferred Stock (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2012	May 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	May 12, 2011	May 31, 2011 Series A Convertible Preferred Stock [Member]	Jun. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Jul. 02, 2007 Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding				750,000		750,000		0	0	705,453	500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	2,000,000	95,100,000					95,100,000
Other Noncash Expense (in Dollars)			$ 26,961	$ 19,771,086
Voting Control Percentage				51.00%	51.00%